Property, Plant and Equipment, Net	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Property, Plant and Equipment, Net
16.	PROPERTY, PLANT AND EQUIPMENT, NET

As at,	December 31, 2024	March 31, 2024

The carrying amount of:

Freehold land	$7.1	$6.7

Buildings	53.6	52.4

Machinery and equipment	765.2	697.6

Computer hardware	5.8	4.0

Right-of-use assets	6.4	6.2

Property under construction	824.6	638.3

	$1,662.7	$1,405.2

The following table presents the changes to the cost of the Company’s property, plant and equipment for the nine month period ended December 31, 2024 and year ended March 31, 2024:

Cost	Freehold Land	Buildings	Machinery & Equipment	Computer Hardware	Right-of- use assets	Property under construc- tion	Total

Balance at March 31, 2023	$6.6	$73.1	$1,102.8	$3.0	$4.3	$338.5	$1,528.3

Additions	-	-	3.3	-	-	436.6	439.9

Transfers	0.1	17.9	115.1	2.6	3.3	(139.0)	-

Disposals	-	(0.1)	(41.7)	-	-	(0.2)	(42.0)

Foreign exchange	-	0.1	1.5	-	0.1	2.4	4.1

Balance at March 31, 2024	$6.7	$91.0	$1,181.0	$5.6	$7.7	$638.3	$1,930.3

Additions	-	-	11.5	-	-	258.9	270.4

Transfers	-	1.3	111.9	2.2	0.4	(115.7)	0.1

Disposals	-	(0.1)	(7.4)	-	-	(1.6)	(9.1)

Foreign exchange	0.4	5.8	79.6	0.4	0.5	44.7	131.4

Balance at December 31, 2024	$7.1	$98.0	$1,376.6	$8.2	$8.6	$824.6	$2,323.1

The following table presents the changes to accumulated depreciation on the Company’s property, plant and equipment for the nine month period ended December 31, 2024 and year ended March 31, 2024:

Accumulated Depreciation:	Freehold Land	Buildings	Machinery & Equipment	Computer Hardware	Right-of- use assets	Property under construc- tion	Total

Balance at March 31, 2023	$-	$33.9	$411.1	$1.1	$0.9	$-	$447.0

Depreciation expense	-	4.8	112.9	0.5	0.6	-	118.8

Disposals	-	(0.1)	(41.6)	-	-	-	(41.7)

Foreign exchange	-	-	1.0	-	-	-	1.0

Balance at March 31, 2024	$-	$38.6	$483.4	$1.6	$1.5	$-	$525.1

Depreciation expense	-	3.3	100.7	0.7	0.6	-	105.3

Disposals	-	(0.1)	(7.2)	-	-	-	(7.3)

Foreign exchange	-	2.6	34.5	0.1	0.1	-	37.3

Balance at December 31, 2024	$-	$44.4	$611.4	$2.4	$2.2	$-	$660.4

Useful lives of property, plant and equipment
The Company reviews the estimated useful lives of property, plant and equipment at the end of each annual reporting period, and whenever events or circumstances indicate a change in useful life. As a result of the Company changing to electric arc furnaces (“EAF”) to replace the existing blast furnace and basic oxygen steelmaking operations, the Company has been reviewing the useful lives for those assets expected to be decommissioned once the EAF is operational. Effective October 1, 2023, there was sufficient evidence to support a change in the useful lives of machinery, equipment and buildings involved in blast furnace steelmaking operations. The remaining useful lives of this machinery, equipment and buildings have been adjusted to be fully depreciated by December 31, 2029. Further, as a result of planned decommissioning of the Company’s 106” wide strip line, the remaining useful lives of associated machinery and equipment have been adjusted to be fully depreciated by March 31, 2025.

Depreciation of property, plant and equipment
Depreciation of property, plant and equipment for the nine month period ended December 31, 2024 was $105.3 million. Depreciation of property, plant and equipment for the year ended March 31, 2024 was $118.8 million. Depreciation included in inventories at December 31, 2024, amounted to $15.6 million (March 31, 2024 - $13.9 million).
Acquisitions and disposals
During the nine month period ended December 31, 2024, property, plant and equipment were acquired at an aggregate net cost of $270.5 million; comprised of property, plant and equipment acquired with a total cost of $300.5 million, against which the Company recognized benefits totalling $30.0 million in respect of the governmental loans and the governmental grant discussed in Note 21. During the year ended March 31, 2024, property, plant and equipment were acquired at an aggregate net cost of $439.9 million; comprised of property, plant and equipment acquired with a total cost of $493.4 million, against which the Company recognized benefits totalling $53.5 million in respect of the governmental loans and the governmental grant discussed in Note 21.
During the nine month period ended December 31, 2024, the Company had additions to property under construction for the electric arc furnace (“EAF”) for an aggregate net cost of
$147.4
million, including benefits in respect of the governmental loans totalling
$30.0
million. During the year ended March 31, 2024, the Company had additions to property under construction for the EAF for an aggregate net cost of
$206.0
million, including benefits in respect of the governmental loans totalling
$51.7 million.
During the year ended March 31, 2024, the Company had additions to property under construction for the plate mill modernization project for an aggregate net cost of $59.3 million.
At December 31, 2024, property under construction includes prepaid progress payments of $210.2 million for the transition from blast furnace steel production to EAF (March 31, 2024 – $204.4 million).
Government Funding Agreements
On November 30, 2018, the Company, together with the governments of Canada and Ontario entered into agreements totalling up to $120.0 million of modernization and expansion related capital expenditure support from the governments of Canada and Ontario. Additionally, on March 29, 2019, the Company, together with the government of Canada entered into an agreement totalling up to $30.0 million of modernization and expansion related capital expenditure support from the government of Canada. On September 20, 2021, the Company, together with the government of Canada entered into an agreement to support the transition from blast furnace steel production to EAF which consists of a loan of up to
$200
million from the Innovation Science and Economic Development Canada’s Strategic Innovation Fund (“SIF”).